Right of Use Assets (Details) - Schedule of right of use assets - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of right of use assets [Abstract]
Balance	$ 204,939
Addition in the year	306,086	319,747
Foreign exchange	10,677
Translation adjustment		(601)
Amortization in the year	(144,667)	(114,207)
Balance	$ 377,035	$ 204,939